CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income/(loss)	$ 1,458,376	$ 1,736,729	$ (23,684)
Changes in state franchise tax accrual	(160,050)	199,442	608
Changes in prepaid assets	122,301	(206,849)
Changes in deferred offering costs		153,198	(153,198)
Changes in deferred income tax provision	(42,135)
Changes in income taxes payable	334,651	461,662
Changes in accrued expenses, formation and offering costs	3,655,402	(85,353)	111,011
Net cash provided by/(used in) operating activities	5,368,545	2,258,829	(65,263)
Cash flows from investing activities:
Cash deposited in Trust Account		(400,000,000)
Interest reinvested in Trust Account	(5,979,767)	(2,605,952)
Net cash used in investing activities	(5,979,767)	(402,605,952)
Cash flows from financing activities:
Proceeds from sale of Units in initial public offering		400,000,000
Proceeds from sale of Private Placement Warrants to Sponsor		10,000,000
Proceeds from notes and advances payable - related party			150,000
Proceeds from sale of Class F common stock to Sponsor			25,000
Repayment of notes and advances payable – related party		(150,000)
Payment of underwriter's discounts and commissions		(8,000,000)
Payment of accrued offering costs		(756,432)
Net cash provided by financing activities		401,093,568	175,000
(Decrease) Increase in cash	(611,222)	746,445	109,737
Cash at beginning of period	856,182	109,737
Cash at end of period	244,960	856,182	109,737
Supplemental disclosure of non-cash financing activities:
Deferred underwriting compensation		14,000,000
Offering costs included in accrued expenses			$ 88,011
Cash paid for income and state franchise taxes	$ 1,579,515	$ 608